Stock Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 Stock Option
Schedule of Stock Option Issued to Employees and Directors

The following tables summarize information about stock options issued to employees and Directors during the six months ended June 30, 2014:

	Shares	Weighted-average exercise price	Weighted-average exercise life	Intrinsic value

Outstanding at December 31, 2013	9,489,120	$0.41	1.06	$-

Granted	30,026,000	$0.10	4.74
Cancelled	(7,070,400)	$0.39	-
Expired	(20,000)	$0.25	-
Outstanding at June 30, 2014	32,424,720	$0.13	4.44	$1,397,736

Options exercisable at June 30, 2014	29,195,386	$0.13	4.40
Options exercisable at December 31, 2013	9,489,120	$0.41	1.06

The following tables summarize information about stock options issued to employees and Directors during the 2 years ended December 31, 2013:

	Shares	Exercise price per share	Weighted-average exercise price

Outstanding at December 31, 2011	11,993,120	$0.10-0.96	$0.43

Granted	50,000	$0.09	$0.09
Expired	(546,000)	$0.15-0.72	$0.52
Outstanding at December 31, 2012	11,497,120	$0.09-0.96	$0.43

Expired	(2,008,000)	$0.21-0.96	$0.53

Outstanding at December 31, 2013	9,489,120	$0.09-0.50	$0.41

Options exercisable at December 31, 2013	9,489,120	$0.09-0.50	$0.41
Options exercisable at December 31, 2012	11,497,120	$0.09-0.96	$0.43

Schedule of Employee Stock Option Outstanding

The following table summarizes information about employee stock options outstanding at December 31, 2013:

	Options Outstanding			Options Exercisable
	Number outstanding at	Weighted-average remaining	Weighted-average	Number exercisable at	Weighted-average
Exercise price range	December 31, 2013	contractual life (years)	exercise price	December 31, 2013	exercise price

$0.09 - $0.25	2,435,760	1	$0.20	2,435,760	$0.20

$0.26 - $0.50	7,053,360	1	$0.48	7,053,360	$0.48

	9,489,120	1	$0.41	9,489,120	$0.41

The following table summarizes information about employee stock options outstanding at December 31, 2012:

	Options Outstanding			Options Exercisable
	Number outstanding at	Weighted-average remaining	Weighted-average	Number exercisable at	Weighted-average
Exercise price range	December 31, 2012	contractual life (years)	exercise price	December 31, 2012	exercise price

$0.09 - $0.50	11,341,120	2	$0.42	11,341,120	$0.42

$0.51 - $1.00	156,000	1	$0.96	156,000	$0.96

	11,497,120	2	$0.43	11,497,120	$0.43

Schedule of Stock Option Issued to non employees

The following table summarizes information about stock options issued to non-employees during the six months ended June 30, 2014:

	Shares	Weighted-average exercise price	Weighted-average exercise life	Intrinsic value

Outstanding at December 31, 2013	4,137,599	$0.46	0.73	$-

Granted	1,555,000	$0.08	3.49
Cancelled	(1,352,000)	$0.48	-
Expired	(2,015,600)	$0.47	-
Outstanding at June 30, 2014	2,324,999	$0.19	2.53	$104,305

Options exercisable at June 30, 2014	2,324,999	$0.19	2.53
Options exercisable at December 31, 2013	4,132,399	$0.46	0.73

The following table summarizes information about stock options issued to non-employees during the 2 years ended December 31, 2013:

	Shares	Exercise price per share	Weighted-average exercise price

Outstanding at December 31, 2011	4,785,599	$0.25-0.96	$0.49

Granted	150,000	$0.25	$0.25
Expired	(154,000)	$0.29-0.38	$0.32
Outstanding at December 31, 2012	4,781,599	$0.25-0.96	$0.49

Expired	(644,000)	$0.25-0.96	$0.57
Outstanding at December 31, 2013	4,137,599	$0.25-0.50	$0.46

Options exercisable at December 31, 2013	4,132,399	$0.25-0.50	$0.46
Options exercisable at December 31, 2012	4,776,399	$0.25-0.96	$0.49

Schedule of Stock Option Recorded

Non-cash stock-based compensation expense recorded in the three and six months ended June 30, 2014 and June 30, 2013 is as follows:

	Three Months Ended June 30, 2014	Three Months Ended June 30, 2013	Six Months Ended June 30, 2014	Six Months Ended June 30, 2013

Awards to employees	$1,795,206	$-	$2,284,478	$-
Awards to non-employees	-	-	83,314	16,875
Total non-cash stock-based compensation expense	$1,795,206	$-	$2,367,792	$16,875

Stock option expense recorded in 2013 and 2012 is as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012
Awards to employees/Directors	$-	$3,396
Awards to non-employees	-	11,457
Stock option modifications	-	-
Total non-cash stock-based compensation expense	$-	$14,853

Schedule of primary assumptions used to value employee and Director non-cash stock-based compensation

The following table provides the primary assumptions used to value employee and Director non-cash stock-based compensation for the six months ended June 30, 2014:

For the Six Months Ended June 30, 2014

Weighted-average fair value of options granted	$0.09
Weighted-average assumptions:
Risk-free interest rate	0.65%
Dividend yield	-
Expected volatility	1.09
Expected option life (years)	2.58

The following table provides the primary assumptions used to value employee and Director non-cash stock-based compensation for the years indicated:

	Year Ended December 31, 2013	Year Ended December 31, 2012

Weighted-average fair value of options granted	NA	$0.07
Weighted-average assumptions:
Risk-free interest rate	NA	0.74%
Dividend yield	NA	-
Expected volatility	NA	1.03
Expected option life (years)	NA	5